Schedule of expense by nature (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Advertisement publishing cost	$ 5,858,651	$ 11,912,934
Software technology cost	582,000	2,706,482
Other service cost	399,763	118,689
Cost of providing services	6,840,414	14,738,105
General and administrative expenses	287,290	198,833
Staff Cost [Member]
General and administrative expenses	133,372	88,054
Research and Development [Member]
General and administrative expenses	78,969	62,086
Lease Expense [Member]
General and administrative expenses	39,975	41,637
Professional Fees [Member]
General and administrative expenses	31,766
Promotion Cost [Member]
General and administrative expenses		1,867
Office Equipment [Member]
General and administrative expenses	617	1,463
Other [Member]
General and administrative expenses	$ 2,591	$ 3,726